Item 1. Report to Shareholders

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
February 29, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
As of 2/29/04

Tax-Free Income Fund   $17,860

Lipper General Municipal Debt Funds Average   $16,838

                 Lipper General Municipal
                    Debt Funds Average         Tax-Free Income Fund

2/94                  $10,000                      $10,000

2/95                   10,065                       10,190

2/96                   11,072                       11,240

2/97                   11,594                       11,781

2/98                   12,680                       12,885

2/99                   13,305                       13,591

2/00                   12,678                       13,127

2/01                   14,127                       14,774

2/02                   14,919                       15,660

2/03                   15,845                       16,821

2/04                   16,838                       17,860

Note: Performance for the Advisor Class will vary due to the differing fee structure. See returns table below.

Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                             Since   Inception
Periods Ended 2/29/04         1 Year  5 Years  10 Years  Inception        Date
--------------------------------------------------------------------------------
Tax-Free Income Fund           6.17%    5.61%     5.97%      -             -

Lipper General Municipal Debt
Funds Average                  5.94     4.84      5.34       -             -

Tax-Free Income Fund-
Advisor Class                  5.82     -         -          4.84%     9/30/02

Lipper General Municipal
Debt Funds Average             5.94     -         -          4.53

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund posted a solid return of 6.17% during the 12 months ended February 29, 2004, surpassing the Lipper General Municipal Debt Funds Average during the period, as shown in the table on the preceding page. The fund's results were largely due to our credit decisions and low expenses. The Advisor shares slightly lagged due to higher expenses for additional services.

As you know, the fund seeks to provide a high level of income that is exempt from federal income taxes by investing primarily in long-term investment-grade municipal bonds. The fund's weighted average maturity is normally around 15 years or longer.


Major Index Returns
--------------------------------------------------------------------------------

Period Ended 2/29/04                            12-Month Return
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Index                    4.54%

Lehman Brothers Municipal Bond Index                    6.30

Lehman Brothers High Yield
Municipal Bond Index                                   16.15


The Major Index Returns table shows how various quality bonds performed over the fund's fiscal year. High-yield municipal bonds far outperformed their higher-rated counterparts--the types of securities in which we invest--in both the tax-exempt and taxable markets over the 12-month period.


Top 5 Sectors
--------------------------------------------------------------------------------

                                          Percent of Net Assets

Periods Ended                             2/28/03       2/29/04
--------------------------------------------------------------------------------
Hospital Revenue                            15.4%         13.4%

Electric Revenue                            12.8          11.7

Prerefunded Bonds                            9.8          10.9

Dedicated Tax Revenue                        7.0           8.1

General Obligation - Local                   7.9           7.5

The Top 5 Sectors table shows how portfolio assets were allocated during the reporting period. Hospital and electric revenue securities accounted for 13.4% and 11.7% of fund assets, respectively, followed by prerefunded bonds at 10.9%, dedicated tax revenue bonds at 8.1%, and local general obligations at 7.5%.

The Portfolio Characteristics table shows various portfolio details as of February 29, 2004, compared with one year earlier. The weighted average maturity of the portfolio fell from 14.9 to 14.0 years, the 30-day standardized yield to maturity slipped from 3.60% to 3.06% as rates declined in general, and the portfolio's weighted average quality remained stable at AA-.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                              2/28/03       2/29/04
--------------------------------------------------------------------------------
Tax-Free Income Fund
Share Price                                $10.05        $10.21

Dividends Per Share for
12 Months                                    0.47          0.44

30-Day Standardized Yield
to Maturity                                  3.60%         3.06%

Tax-Free Income Fund-Advisor
Class Share Price                          $10.05        $10.21

Dividends Per Share for
12 Months                                    -             0.41

30-Day Standardized Yield
to Maturity                                  3.23%         2.71%

Weighted Average
Maturity (years)                            14.9          14.0

Weighted Average Effective
Duration (years)                             6.1           5.4

Weighted Average Quality *                    AA-           AA-

* Based on T. Rowe Price research.

Note: Yield will vary and is not guaranteed.


Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. We have reviewed trading by T. Rowe Price personnel in the T. Rowe Price mutual funds over the last several years and did not uncover the existence of any of the abusive trading practices described in recent regulatory enforcement actions relating to fund portfolio managers and senior fund executives. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

March 19, 2004

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
Tax-Free Income class
                              Year
                             Ended
                           2/29/04   2/28/03    2/28/02   2/28/01   2/29/00
NET ASSET VALUE

Beginning of period        $ 10.05   $  9.81   $   9.72   $  9.10   $  9.94

Investment activities

  Net investment
  income (loss)               0.44      0.47       0.48      0.49      0.49

  Net realized and
  unrealized gain (loss)      0.16      0.24       0.09      0.62     (0.83)

  Total from
  investment activities       0.60      0.71       0.57      1.11     (0.34)

Distributions

  Net investment income      (0.44)    (0.47)     (0.48)    (0.49)    (0.49)

  Net realized gain               -         -          -         -    (0.01)

  Total distributions        (0.44)    (0.47)     (0.48)    (0.49)    (0.50)

NET ASSET VALUE

End of period              $ 10.21   $ 10.05   $   9.81   $  9.72   $  9.10
                           -------------------------------------------------

Ratios/Supplemental Data

Total return^                 6.17%     7.42%      5.99%    12.55%    (3.42%)

Ratio of total expenses to
average net assets            0.54%     0.55%      0.54%     0.54%     0.55%

Ratio of net investment
income (loss) to average
net assets                    4.47%     4.78%      4.95%     5.25%     5.24%

Portfolio turnover rate       26.9%     24.4%      28.2%     28.6%     44.3%

Net assets, end of period
(in millions)              $  1,509  $  1,501  $   1,442  $  1,403  $  1,311

 ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Advisor Class
                                                       Year          9/30/02
                                                      Ended          Through
                                                    2/29/04          2/28/03
NET ASSET VALUE

Beginning of period                                $  10.05         $  10.13

Investment activities

  Net investment income                                0.41             0.18*

  Net realized and
  unrealized gain (loss)                               0.16            (0.08)**

Total from investment activities                       0.57             0.10

Distributions

  Net investment income                               (0.41)           (0.18)

NET ASSET VALUE

End of period                                      $  10.21         $  10.05
                                                   ---------------------------

Ratios/Supplemental Data

Total return^                                          5.82%            1.02%*

Ratio of  total expenses to
average net assets                                     0.86%            0.90%*!

Ratio of net investment
income (loss) to average
net assets                                             4.10%            4.48%*!

Portfolio turnover rate                                26.9%            24.4%

Net assets, end of period
(in thousands)                                     $     165        $     147

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

 ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

 * Excludes expenses in excess of a 0.90% contractual expense limitation in effect through 6/30/04.

 ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Portfolio of Investments (ss.)                         Par                Value
--------------------------------------------------------------------------------
                                                                ($ 000s)

ALABAMA  1.5%

Alabama, GO, 5.00%, 9/1/16                           5,810                6,365

Alabama Water Pollution Control Auth.,
    6.75%, 8/15/17 (AMBAC Insured)                   2,685                2,902

Alexander Special Care Fac. Fin., Russell Hosp.,
    6.00%, 12/1/22                                     750                  754

Baldwin County Eastern Shore Hosp. Auth.
  Thomas Hosp.
    5.75%, 4/1/27                                    1,005                  980

    6.75%, 4/1/21                                    1,450                1,507

Camden Ind. Dev. Board IDRB, Weyerhaeuser,
6.125%, 12/1/24                                      2,500                2,711

Phoenix County IDB, PCR, MeadWestvaco,
6.10%, 5/15/30                                       3,750                3,960

Tuscaloosa County Board of Ed.,
VRDN (Currently 0.94%)                               5,330                5,330

Total Alabama (Cost  $23,532)                                            24,509

ALASKA  0.6%

Alaska HFC
    5.30%, 12/1/17                                   2,760                2,913

    5.85%, 12/1/14 (MBIA Insured)                    1,705                1,780

    5.88%, 12/1/24 (MBIA Insured)                    5,510                5,728

Valdez Marine, BP Amoco, VRDN (Currently 0.99%)        100                  100

Total Alaska (Cost  $9,781)                                              10,521


ARIZONA  0.7%

Arizona School Fac. Board, 5.50%, 7/1/18             5,000                5,701

Salt River Agricultural Improvement & Power,
5.00%, 1/1/08                                        2,250                2,502

Scottsdale IDA, Scottsdale Healthcare,
5.80%, 12/1/31                                       2,000                2,133

Yavapai County IDA, Yavapai Regional
Medical Center, 6.00%, 8/1/33                        1,100                1,145

Total Arizona (Cost  $10,595)                                            11,481


ARKANSAS  0.5%

Little Rock Health Fac. Board, Baptist Health,
6.85%, 11/1/08                                       2,495                2,935

North Little Rock, 6.50%, 7/1/15
(MBIA Insured)                                       4,000                5,037

Total Arkansas (Cost  $6,479)                                             7,972

CALIFORNIA  9.7%

California, GO
    5.00%, 2/1/10                                    5,520                6,072

    5.00%, 2/1/33                                    3,750                3,744

    5.10%, 2/1/34                                    5,000                5,010

    5.50%, 11/1/33                                   7,500                7,837

    5.65%, 6/1/30                                    2,500                2,652

California CDA
  Community Hosp. of Monterey Peninsula,
  5.25%, 6/1/23 (FSA Insured)                        2,000                2,155

  Sutter Health, 5.63%, 8/15/42                      3,850                4,043

California Dept. of Water Resources
    5.38%, 5/1/21                                    2,000                2,133

    5.75%, 5/1/17                                    3,000                3,387

  Central Valley Project,
  5.00%, 12/1/13 (FGIC Insured)                      8,000                9,081

California Public Works Board
  Dept. Corrections
    5.00%, 6/1/25                                    4,810                4,821

    5.25%, 6/1/28                                   10,000               10,192

Capistrano Unified School Dist.,
5.875%, 9/1/23                                       1,415                1,452

Folsom, 5.875%, 9/1/28                               3,000                3,055

Foothill / Eastern Transportation Corridor Agency
    Zero Coupon, 1/1/15 (Escrowed to Maturity)       5,000                3,257

    Zero Coupon, 1/1/17 (Escrowed to Maturity)      18,000               10,488

Golden State Tobacco Securitization Corp.
    5.00%, 6/1/38 (AMBAC Insured)                    5,100                5,272

    5.50%, 6/1/33                                    7,500                7,674

    5.625%, 6/1/38                                   8,500                8,749

Los Angeles, 6.00%, 9/1/14 (Prerefunded 9/1/04!)
(MBIA Insured)                                       5,000                5,229

Los Angeles County, Marina del Rey, COP,
6.50%, 7/1/08                                        3,250                3,325

Los Angeles Dept. of Water & Power, 5.00%, 7/1/23
(MBIA Insured)                                       5,000                5,310

Los Angeles Harbor, 7.60%, 10/1/18
(Escrowed to Maturity)                               3,440                4,452

Orange County, Residual Interest Bond / Inverse
Floater (Currently 10.50%),
7/1/19 (MBIA Insured)                                3,000                3,698

San Francisco Public Utility Comm., 5.00%, 11/1/27
(FSA Insured)                                        8,000                8,362

Southern California Public Power Auth.,
6.75%, 7/1/11                                        4,050                5,022

Union Elementary School Dist., GO
    Zero Coupon, 9/1/12 (FGIC Insured)               2,945                2,176

    Zero Coupon, 9/1/13 (FGIC Insured)               3,520                2,460

Univ. of California Regents
    5.125%, 5/15/15 (AMBAC Insured)                  6,900                7,782

    5.125%, 5/15/17 (AMBAC Insured)                 10,000               11,145

West Hollywood, East Side Redev.,
5.625%, 9/1/28                                       2,015                2,045

Total California (Cost  $148,685)                                       162,080


COLORADO  1.7%

Colorado HFA
  Adventist Health Systems, 6.50%, 11/15/31          2,500                2,773

  Catholic Health Initiatives
    VRDN (Currently 1.00%)                           3,000                3,000

    5.25%, 9/1/21                                    1,860                1,951

  Covenant Retirement Communities,
  6.125%, 12/1/33                                    2,000                2,084

  Sisters of Charity of Leavenworth,
  VRDN (Currently 0.96%)                             2,000                2,000

Colorado Housing & Fin. Auth., Single Family
Mortgage, VRDN (Currently 0.96%)                    15,860               15,860

E-470 Public Highway Auth., Zero Coupon, 8/31/26
(Prerefunded 8/31/05!)                               5,500                1,126

Total Colorado (Cost  $28,156)                                           28,794


CONNECTICUT  1.5%

Connecticut
    4.00%, 9/1/05 (FGIC Insured)                    10,000               10,435

    7.125%, 6/1/10                                   7,350                9,138

Mohegan Tribe Indians

    5.25%, 1/1/33                                    3,000                3,004

    6.00%, 1/1/16                                    2,250                2,487

Total Connecticut (Cost  $22,876)                                        25,064

DELAWARE  0.2%

Delaware HFA, Beebe Medical Center,
6.75%, 6/1/14                                        3,500                3,595

Total Delaware (Cost  $3,446)                                             3,595

DISTRICT OF COLUMBIA  2.7%

District of Columbia, GO
    5.125%, 6/1/17 (AMBAC Insured)                  12,720               14,088

    5.25%, 6/1/27 (MBIA Insured)                     8,645                9,186

    6.00%, 6/1/14 (MBIA Insured)                     4,400                5,366

    6.00%, 6/1/15 (MBIA Insured)                     1,550                1,884

    6.00%, 6/1/17 (MBIA Insured)                     4,250                5,192

District of Columbia
    5.25%, 6/1/27 (Prerefunded 6/1/08!)
    (MBIA Insured)                                   1,330                1,521

    6.00%, 6/1/14 (Escrowed to Maturity)
    (MBIA Insured)                                   2,305                2,836

District of Columbia Tobacco Corp.,
5.25%, 5/15/09                                       5,000                5,037

Total District of Columbia (Cost  $40,497)                               45,110


FLORIDA  3.5%

Dade County, Zero Coupon, 2/1/09
(MBIA Insured)                                      12,185               10,290

Florida, GO, 5.00%, 7/1/32                           6,030                6,335

Florida Board of Ed.
    5.00%, 1/1/15 (MBIA Insured)                    10,185               11,430

    5.50%, 7/1/14 (AMBAC Insured)                    5,470                6,371

  GO, 5.00%, 6/1/05                                  1,425                1,494

Highlands County HFA
  Adventist Health Systems
    5.875%, 11/15/29                                 7,000                7,545

    6.00%, 11/15/31                                  2,750                2,965

Lee County Hosp., Memorial Health Systems
VRDN (Currently 0.99%)                               3,200                3,200

Orange County HFA, Westminster
Community Care, 6.75%, 4/1/34                        2,500                1,953

Port St. Lucie Utility
    Zero Coupon, 9/1/16 (Prerefunded 9/1/06!)
    (FGIC Insured)                                   5,000                2,705

    Zero Coupon, 9/1/26 (Prerefunded 9/1/06!)
    (FGIC Insured)                                   5,000                1,420

Santa Rosa HFA, Baptist Health Care,
VRDN (Currently 0.95%)                               3,000                3,000

Total Florida (Cost  $55,742)                                            58,708


GEORGIA  4.9%

Chatham County Hosp. Auth., Memorial Univ.
Medical Center, 6.125%, 1/1/24                       4,000                4,353

Coweta County Residential Care Fac. for the Elderly
  Wesley Woods of Newnan-Peachtree City
    8.20%, 10/1/16                                   1,350                1,413

    8.25%, 10/1/26                                   1,800                1,886

Forsyth County School Dist., GO,
5.75%, 2/1/18                                        2,800                3,251

Fulton-Dekalb Hosp. Auth.
  Grady Memorial Hosp.
    6.80%, 1/1/07 (Escrowed to Maturity)
    (AMBAC Insured)                                  5,530                6,331

    6.80%, 1/1/08 (Escrowed to Maturity)
    (AMBAC Insured)                                  5,905                6,968

    6.85%, 1/1/09 (Escrowed to Maturity)
    (AMBAC Insured)                                  6,310                7,645

    6.85%, 1/1/10 (Escrowed to Maturity)
    (AMBAC Insured)                                  6,745                8,351

Georgia Private Colleges & Univ. Auth.,
Emory Univ., 5.50%, 11/1/24                          6,225                6,905

Gwinnett County School Dist., GO,
6.40%, 2/1/11                                        1,905                2,346

Metropolitan Atlanta Rapid Transit Auth.,
6.90%, 7/1/16 (Prerefunded 7/1/04!)
(MBIA Insured)                                       5,655                5,884

Municipal Electric Auth. of Georgia
    5.50%, 1/1/20                                    3,000                3,461

    5.70%, 1/1/19 (FGIC Insured)                     5,100                6,081

    6.40%, 1/1/07 (Escrowed to Maturity)
    (AMBAC Insured)                                    845                  958

    6.40%, 1/1/07 (AMBAC Insured)                    6,655                7,518

    7.25%, 1/1/24 (AMBAC Insured)                    6,500                8,967

Total Georgia (Cost  $70,505)                                            82,318


HAWAII  0.5%

Hawaii Airport System, 5.75%, 7/1/21
(FGIC Insured)                                       4,000                4,545

Hawaii Dept. of Budget & Fin.,
Hawaii Pacific Health, 6.25%, 7/1/21                 4,000                4,187

Total Hawaii (Cost  $7,817)                                               8,732


IDAHO  0.2%

Nez Perce County IDRB, PCR, Potlatch,
7.00%, 12/1/14                                       2,600                2,827

Total Idaho (Cost  $2,600)                                                2,827


ILLINOIS  3.7%

Chicago, GO
    5.50%, 1/1/14 (FSA Insured)                      5,000                5,867

    5.50%, 1/1/18 (AMBAC Insured)                    3,880                4,535

Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10!)
(FGIC Insured)                                       5,000                6,289

Chicago O'Hare Int'l. Airport, United Airlines,
6.30%, 5/1/16 *                                      4,555                1,133

Cook County High School District # 201, GO,
J Sterling Morton Township, Zero Coupon, 12/1/07
(AMBAC Insured)                                      5,000                4,615

Illinois
    5.50%, 6/15/16                                   2,000                2,278

    6.125%, 6/15/16                                  2,000                2,371

Illinois EFA, Northwestern Univ., 5.25%, 11/1/32
(Tender 11/1/14)                                     4,000                4,600

Illinois HFA
    VRDN (Currently 0.94%)                           3,000                3,000

  Central Dupage Health, VRDN
  (Currently 1.00%)                                  1,600                1,600

  Glen Oaks Medical Center, 7.00%, 11/15/19
  (Escrowed to Maturity)                             3,300                3,381

Metropolitan Pier & Expo Auth., Zero Coupon,
6/15/18 (FGIC Insured)                              14,160                7,431

Regional Transportation Auth.
    6.70%, 11/1/21 (FGIC Insured)                    5,000                6,556

    7.75%, 6/1/19 (FGIC Insured)                     5,350                7,597

Total Illinois (Cost  $56,526)                                           61,253


INDIANA  1.2%

Goshen, Greencroft Obligated Group,
5.75%, 8/15/19                                       3,000                2,982

Indiana HFFA, Clarian Health Partners,
5.50%, 2/15/16                                       6,705                7,097

Indiana State Office Building Commission,
5.50%, 7/1/20 (Prerefunded 7/1/05!)
(AMBAC Insured)                                      4,500                4,853

Indiana Transportation Fin. Auth.,
5.375%, 12/1/25                                      4,000                4,325

Total Indiana (Cost  $17,567)                                            19,257

IOWA  0.6%

Iowa Fin. Auth.
  Single Family Mortgage, 5.70%, 1/1/27              3,340                3,506

  Wesley Retirement Services, 6.25%, 2/1/12
  (Prerefunded 8/1/05!)                              2,400                2,587

Scott County, Ridgecrest Village,
7.25%, 11/15/26                                      4,000                4,156

Total Iowa (Cost  $9,480)                                                10,249

KANSAS  0.3%

Kansas Department Transportation, VRDN
(Currently 0.95%)                                    5,400                5,400

Total Kansas (Cost  $5,400)                                               5,400

LOUISIANA  0.4%

Calcasieu Parish, PCR, Entergy, 5.45%,
7/1/10                                               1,750                1,759

West Feliciana Parish PCR, Entergy,
5.65%, 9/1/28 (Tender 9/1/04)                        5,000                5,093

Total Louisiana (Cost  $6,750)                                            6,852


MAINE  0.2%

Maine Housing Auth., 6.10%, 11/15/15
(AMBAC Insured)                                      3,000                3,184

Total Maine (Cost  $3,000)                                                3,184


MARYLAND  3.1%

Baltimore City, Convention Center, 6.00%, 9/1/17
(Prerefunded 9/1/04!) (FGIC Insured)                 1,750                1,795

Baltimore IDA, GO, VRDN (Currently 0.94%)            1,300                1,300

Calvert County Economic Dev., Asbury Solomons
Obligation Group, VRDN (Currently 0.95%)             2,700                2,700

Frederick County EFA, Mount. St. Mary's College
VRDN (Currently 0.94%)                               2,000                2,000

Maryland CDA
  Single Family
    5.95%, 4/1/16                                    5,000                5,277

    6.45%, 4/1/14                                    1,390                1,420

Maryland HHEFA
  Beth Tfiloh Dahan Community School,
  VRDN (Currently 0.95%)                             3,300                3,300

  Carnegie Institution of Washington,
  VRDN (Currently 0.96%)                             2,700                2,700

  Johns Hopkins Hosp., Zero Coupon, 7/1/19           7,675                3,788

  Loyola College, VRDN (Currently 0.96%)
  (MBIA Insured)                                       400                  400

  Mercy Ridge Retirement Community,
  6.00%, 4/1/35                                      2,535                2,576

  Sheppard & Enoch Pratt Foundation,
  1.25%, 7/1/28 (RAA Insured)                        9,500                9,500

  Univ. of Maryland Medical System,
  7.00%, 7/1/22 (FGIC Insured)                       1,500                1,990

Maryland Transportation Auth.,
Baltimore/Washington Airport,
VRDN (Currently 0.90%)                               2,000                2,000

Prince George's County, Dimensions Health,
5.30%, 7/1/24                                        6,685                4,897

Univ. of Maryland, Auxiliary Fac. & Tuition,
5.75%, 4/1/17 (Prerefunded 4/1/06!)                  5,000                5,509

Total Maryland (Cost  $49,339)                                           51,152


MASSACHUSETTS  5.3%

Massachusetts
  GO, VRDN (Currently 0.99%)                        13,130               13,130

    5.25%, 8/1/16 (Prerefunded 8/1/13!)             10,000               11,589

Massachusetts Bay Transportation Auth., GO
    7.00%, 3/1/14                                    3,150                4,047

    7.00%, 3/1/21                                    6,200                8,160

Massachusetts Dev. Fin. Agency, Boston Univ.,
5.375%, 5/15/39 (XLCA Insured)                       5,000                5,719

Massachusetts HEFA
  Harvard Univ.
    6.00%, 7/1/35 (Prerefunded 7/1/10!)              3,500                4,263

    6.25%, 4/1/20                                    5,000                6,346

  Partners Healthcare System, 5.75%, 7/1/32          4,400                4,779

Massachusetts Housing Fin. Agency,
6.30%, 12/1/14                                       2,040                2,131

Massachusetts Municipal Wholesale Electric,
5.25%, 7/1/04 (MBIA Insured)                         7,000                7,101

Massachusetts Port Auth., 5.75%, 7/1/29              5,000                5,535

Massachusetts Water Pollution Abatement Trust
    5.25%, 8/1/20                                    3,750                4,157

    5.75%, 8/1/29                                    5,000                5,709

    6.00%, 8/1/19                                    5,000                6,209

Total Massachusetts (Cost  $78,686)                                      88,875


MICHIGAN  1.2%

Michigan Building Auth., 5.50%, 10/15/19             5,000                5,659

Michigan Hosp. Fin. Auth.
  Ascension Health, 5.25%, 11/15/26                  3,570                3,716

  Trinity Health, 6.00%, 12/1/20                     1,500                1,684

Michigan Strategic Fund Limited Obligation,
Ford Motor Company, 7.10%, 2/1/06                    1,180                1,289

Michigan Strategic Fund, IDRB, Detroit Edison,
5.45%, 9/1/29                                        5,000                5,232

Univ. of Michigan, Univ. of Michigan Medical
Savings Plan, VRDN (Currently 0.98%)                 2,505                2,505

Total Michigan (Cost  $18,852)                                           20,085


MINNESOTA  0.6%

Minneapolis & St. Paul Metropolitan Airport,
5.25%, 1/1/32 (FGIC Insured)                        10,000               10,703

Total Minnesota (Cost  $9,743)                                           10,703


MISSISSIPPI  0.7%

Gulfport Hosp. Fac., Memorial Hosp. at Gulfport,
5.75%, 7/1/31                                        3,500                3,663

Mississippi Business Fin., PCR, Entergy,
5.90%, 5/1/22                                        7,000                7,052

Warren County, PCR, Entergy, 7.00%, 4/1/22           1,500                1,532

Total Mississippi (Cost  $11,896)                                        12,247


MISSOURI  0.1%

Good Shepherd Nursing Home Dist.,
5.90%, 8/15/23                                       2,000                1,791

Total Missouri (Cost  $2,000)                                             1,791


NEBRASKA  0.2%

Omaha Public Power Dist., 6.20%, 2/1/17
(Escrowed to Maturity)                               3,000                3,711

Total Nebraska (Cost  $2,990)                                             3,711


NEVADA  1.8%

Clark County, Fuel Tax, 5.125%, 7/1/16
(AMBAC Insured)                                     10,870               12,139

Clark County Airport, McCarran Int'l.
Airport, 4.75%, 7/1/22 (MBIA Insured)                2,970                3,037

Clark County IDRB, PCR, Southwest Gas,
5.45%, 3/1/38 (Tender 3/1/13)                        5,000                5,409

Clark County School Dist., GO,
7.00%, 6/1/11 (MBIA Insured)                         3,500                4,435

Nevada, 7.25%, 11/1/10 (Escrowed to
Maturity)                                            3,050                3,095

Truckee Meadows Water Auth., 5.50%,
7/1/19 (FSA Insured)                                 2,500                2,825

Total Nevada (Cost  $28,066)                                             30,940

NEW HAMPSHIRE  2.2%

New Hampshire Business Fin. Auth., PCR,
5.45%, 5/1/21 (MBIA Insured)                        14,500               16,108

New Hampshire HHEFA
    Covenant Health System, 6.00%, 7/1/22            3,400                3,630

    Dartmouth-Hitchcock Obligation Group,
    5.50%, 8/1/27 (FSA Insured)                      7,930                8,697

    Elliot Hosp., 5.60%, 10/1/22                     1,500                1,543

    Wentworth-Douglas Hosp.,
    5.375%, 1/1/15 (MBIA Insured)                    5,600                6,371

Total New Hampshire (Cost  $33,413)                                      36,349


NEW JERSEY  1.0%

Middlesex County Improvement Auth.
  Student Housing
    5.00%, 8/15/18                                   1,000                1,050

    5.00%, 8/15/23                                     500                  510

New Jersey Economic Dev. Auth., Harrogate,
5.875%, 12/1/26                                      3,500                3,543

New Jersey Economic Development Auth.,
Winchester Gardens at Ward Homestead,
5.75%, 11/1/24                                       2,000                2,009

New Jersey HFFA
  Pascack Valley Hosp. Assoc., 6.50%, 7/1/23         3,000                3,141

  Pascack Valley Hosp. Assoc., 6.625%, 7/1/36        1,000                1,044

New Jersey Sports & Exhibition Auth.,
Monmouth, 8.00%, 1/1/25 (Prerefunded 1/1/05!)        4,500                4,853

Total New Jersey (Cost  $14,831)                                         16,150


NEW MEXICO  0.9%

Farmington PCR
  El Paso Electric, 6.375%, 6/1/32
  (Tender 8/1/05)                                    2,500                2,618

  Public Service Co. of New Mexico,
  2.75%, 4/1/33 (Tender 4/1/04)                      7,500                7,507

Jicarilla Apache Nation, 5.50%, 9/1/23               3,890                4,126

Total New Mexico (Cost  $14,044)                                         14,251


NEW YORK  17.1%

Dormitory Auth. of the State of New York
    5.75%, 7/1/13                                   10,000               11,821

    5.75%, 7/1/18 (AMBAC Insured)                    5,000                6,045

    5.75%, 5/15/19 (Prerefunded 5/15/10!)
    (FGIC Insured)                                   4,945                5,929

  State Univ. Ed. Fac.
    5.25%, 5/15/19                                   3,325                3,775

    6.00%, 7/1/14                                   10,000               11,869

  State Univ. of New York, 5.25%, 5/15/15
  (AMBAC Insured)                                    3,600                4,149

Long Island Power Auth., 5.00%, 9/1/24               2,000                2,072

Metropolitan Transportation Auth.
    5.00%, 4/1/29 (Prerefunded 10/1/14!)
    (FSA Insured)                                    7,290                8,397

    5.125%, 11/15/31                                 7,000                7,302

    5.25%, 11/15/31                                  2,945                3,105

    5.25%, 11/15/32                                 10,000               10,617

    5.75%, 7/1/21 (Prerefunded 1/1/08!)
    (MBIA Insured)                                  12,750               14,744

New York
    6.00%, 10/15/26 (Prerefunded 10/15/07!)            280                  325

    6.00%, 5/15/30 (Prerefunded 5/15/10!)            2,360                2,864

  GO, 5.00%, 8/1/06                                  3,000                3,243

    5.25%, 8/1/13                                    5,000                5,641

    6.00%, 5/15/30                                     520                  579

New York City
    6.00%, 12/1/18 (Escrowed to Maturity)
    (FSA Insured)                                    5,000                5,062

    6.00%, 2/15/25 (Prerefunded 2/15/05!)            1,990                2,105

  GO, 5.50%, 6/1/21                                  7,500                8,254

    6.00%, 10/15/26                                  1,670                1,869

    6.25%, 8/1/09                                    5,050                5,619

New York City Municipal Water Fin. Auth.
    5.00%, 6/15/32                                  10,000               10,371

    5.50%, 6/15/33                                   9,000                9,954

    6.00%, 6/15/33 (Prerefunded 6/15/10!)            2,220                2,698

New York City Transitional Fin. Auth.
    5.00%, 8/1/32                                    5,000                5,229

    5.25%, 2/1/29 STEP                              16,640               18,910

    5.75%, 11/15/20                                  4,990                5,774

    5.75%, 11/15/20 (Prerefunded 5/15/10!)             510                  612

    6.00%, 8/15/17 (Prerefunded 8/15/09!)            4,000                4,808

New York Environmental Fac. Corp., PCR,
6.90%, 11/15/15                                        215                  228

New York State Environmental Fac. Corp., PCR,
6.90%, 11/15/15 (Prerefunded 11/15/04!)              5,145                5,466

New York State Medical Care Fac.
    6.50%, 8/15/24 (Prerefunded 8/15/04!)            5,895                6,165

    6.50%, 8/15/29 (Prerefunded 2/15/05!)
    (AMBAC Insured)                                  4,625                4,958

New York State Mortgage Agency, 5.70%,
4/1/16                                               4,090                4,401

New York State Thruway Auth.
    5.00%, 4/1/19 (AMBAC Insured)                    5,000                5,411

    5.50%, 3/15/20                                   3,000                3,388

New York State Urban Dev. Corp.
    5.50%, 7/1/26                                   10,000               10,886

  Corrections & Youth Fac.,
  5.25%, 1/1/21 (Tender 1/1/09)                      7,500                8,416

Tobacco Settlement Fin. Corp.
    5.00%, 6/1/08                                    5,720                6,292

    5.25%, 6/1/20 (AMBAC Insured)                    6,000                6,644

    5.50%, 6/1/19                                    2,500                2,763

  Asset Backed, 5.00%, 6/1/06                        3,715                3,976

Triborough Bridge & Tunnel Auth.
    5.25%, 1/1/28 (Prerefunded 1/1/22!)             10,000               11,349

    5.50%, 1/1/17 (Escrowed to Maturity)            18,275               21,591

Total New York (Cost  $253,649)                                         285,676

NORTH CAROLINA  1.5%

Cumberland County, Civic Center, 6.40%, 12/1/24
(Prerefunded 12/1/04!) (AMBAC Insured)               2,750                2,918

North Carolina, GO, VRDN (Currently 0.99%)             960                  960

North Carolina Eastern Municipal Power Agency
    5.30%, 1/1/15                                    1,000                1,082

    5.375%, 1/1/16                                   2,000                2,158

    6.70%, 1/1/19                                    3,965                4,507

    7.50%, 1/1/10                                    4,330                5,265

    7.50%, 1/1/10 (Escrowed to Maturity)             4,650                5,879

North Carolina Municiple Power Agency,
Catawba Electric, 5.50%, 1/1/13                      2,250                2,547

Total North Carolina (Cost  $21,960)                                     25,316

NORTH DAKOTA  0.3%

Mercer County, PCR, Basin Electric Power Co-Op.,
6.05%, 1/1/19 (AMBAC Insured)                        4,500                4,772

Total North Dakota (Cost  $4,531)                                         4,772


OHIO  1.7%

Cuyahoga County Hosp., Cleveland Clinic
Obligation Group, 6.00%, 1/1/32                      5,000                5,404

Montgomery County Hosp., Catholic Health
Initiatives, 6.00%, 12/1/19                          6,500                7,386

Ohio Air Quality Dev. Auth., PCR, FirstEnergy,
5.80%, 6/1/16 (Tender 12/1/04)                       5,950                6,104

Ohio State Univ., 5.25%, 6/1/17
(Tender 12/1/16)                                     5,000                5,628

Ohio Water Dev. Auth., PCR, FirstEnergy,
7.70%, 8/1/25                                        3,950                4,286

Total Ohio (Cost  $26,810)                                               28,808


OKLAHOMA  0.4%

Jackson County Memorial Hosp. Auth.,
Jackson County Memorial Hosp., 7.30%, 8/1/15         2,000                2,025

Tulsa County Home Fin. Auth., 6.90%, 8/1/10
(Escrowed to Maturity) (FGIC Insured)                4,250                5,324

Total Oklahoma (Cost  $6,044)                                             7,349


OREGON  0.4%

Oregon Housing & Community Services Dept.,
6.00%, 7/1/20                                        3,445                3,734

Umatilla County Hosp. Fac. Auth.,
Catholic Health Initiatives,
5.50%, 3/1/22                                        2,210                2,357

Total Oregon (Cost  $5,636)                                               6,091


PENNSYLVANIA  2.7%

Allegheny County Hosp. Dev. Auth.,
West Penn Allegheny Health System,
9.25%, 11/15/22                                      3,000                3,290

Beaver County IDA, PCR, FirstEnergy,
7.75%, 7/15/25                                       3,900                4,222

Chester County HEFA, Jefferson Health
System, 5.375%, 5/15/27                             11,000               11,276

Cumberland County Municipal Auth.,
Wesley Affiliated Services,
7.125%, 1/1/25                                       3,000                3,026

Pennsylvania Intergov't. Cooperative Auth.,
6.75%, 6/15/21 (Prerefunded 6/15/05!)
(FGIC Insured)                                       4,750                5,097

Pennsylvania Turnpike Commission, 5.50%,
7/15/33 (AMBAC Insured)                              3,500                3,814

Southcentral Pennsylvania General Auth.,
GO, 4.50%, 6/1/30 (AMBAC Insured)
(Tender 12/1/08)                                    10,000               11,017

West Shore Area Auth., Holy Spirit Hosp.,
6.20%, 1/1/26                                        3,250                3,401

Total Pennsylvania (Cost  $42,276)                                       45,143


PUERTO RICO  0.4%

Puerto Rico Housing Fin. Auth., 5.00%,
12/1/20                                              6,425                6,940

Total Puerto Rico (Cost  $6,750)                                          6,940


RHODE ISLAND  0.1%

Tobacco Settlement Fin. Corp., 6.125%, 6/1/32        2,500                2,333

Total Rhode Island (Cost  $2,410)                                         2,333


SOUTH CAROLINA  2.5%

Connector 2000 Assoc.
    Zero Coupon, 1/1/09                              2,700                1,313

    Zero Coupon, 1/1/10                              3,400                1,619

    Zero Coupon, 1/1/11                              2,200                   96

    Zero Coupon, 1/1/29                             20,500                1,538

Georgetown County PCR, Int'l. Paper,
5.70%, 4/1/14                                        4,000                4,528

Piedmont Municipal Power Agency,
6.50%, 1/1/14 (FGIC Insured)                         3,000                3,741

Piedmont Municipal Power Agency, 6.50%,
1/1/14 (Escrowed to Maturity)
(FGIC Insured)                                         500                  629

South Carolina Public Service Auth.
    5.875%, 1/1/23 (FGIC Insured)                    8,030                8,752

    6.25%, 1/1/22 (AMBAC Insured)                   17,750               19,602

Total South Carolina (Cost  $42,541)                                     41,818


TENNESSEE  1.2%

Chattanooga Health Ed. & Housing Fac. Board
    6.625%, 9/1/07 (Escrowed to Maturity)
    (MBIA Insured)                                   2,950                3,447

    6.625%, 9/1/08 (Escrowed to Maturity)
    (MBIA Insured)                                   3,150                3,776

Metropolitan Nashville & Davidson
Counties Water & Sewer,
7.70%, 1/1/12 STEP (FGIC Insured)                    6,250                8,106

Shelby County Health Ed. & Housing Board,
5.50%, 8/15/12 (Escrowed to Maturity)
(MBIA Insured)                                       4,000                4,622

Total Tennessee (Cost  $16,931)                                          19,951


TEXAS  8.6%

Abilene Health Fac. Dev. Corp.,
Sears Methodist Retirement,
7.00%, 11/15/33                                      3,500                3,692

Amarillo Health Fac. Dev. Corp.,
Sears Panhandle Retirement,
7.75%, 8/15/26 (Prerefunded 8/15/06!)                5,000                5,871

Austin, 5.13%, 5/15/27 (FSA Insured) ++             10,955               11,472

Brazos River Auth., PCR, Centerpoint Energy,
7.75%, 12/1/18                                       4,000                4,409

Denison Hosp. Auth., Texoma Medical Center,
7.00%, 8/15/14                                       4,245                4,352

Harris County, GO, Zero Coupon,
8/15/04 (MBIA Insured)                               6,000                5,971

Harris County Health Fac. Dev.
  Memorial Hermann Healthcare System,
  6.375%, 6/1/29                                     4,000                4,357

  Memorial Hosp., 7.125%, 6/1/15
  (Prerefunded 6/1/02!)                              1,110                1,128

  St. Luke's Episcopal Hosp., 5.375%,
  2/15/26                                            5,500                5,696

  Texas Childrens Hosp.
    VRDN (Currently 0.99%) (MBIA Insured)            5,410                5,410

    5.25%, 10/1/19                                   5,000                5,258

Harris County Hosp. Dist., 7.40%, 2/15/10
(Escrowed to Maturity) (AMBAC Insured)                 515                  586

Houston
    6.40%, 6/1/27                                    4,250                4,670

  GO, 5.50%, 3/1/18 (FSA Insured)                    2,750                3,116

Houston Airport Systems
    5.50%, 7/1/18 (FSA Insured)                      2,265                2,572

    5.50%, 7/1/19 (FSA Insured)                      2,000                2,258

Houston Higher Ed. Fin. Corp., Rice Univ.,
5.375%, 11/15/29                                    11,450               12,434

Houston Independent School Dist., GO,
5.00%, 7/15/20 (FSA Insured)                         3,000                3,216

Houston Water & Sewer System,
5.75%, 12/1/18 (AMBAC Insured)                       3,000                3,511

Lower Colorado River Auth.,
6.00%, 5/15/12 (FSA Insured)                         6,095                7,163

Sabine River Auth., TXU Energy, 5.50%, 5/1/22
(Tender 11/1/11)                                     4,580                4,997

Sabine River Auth., PCR
  Intl. Paper, 6.20%, 2/1/25                         2,500                2,699

  TXU Energy
    5.80%, 7/1/22                                    1,500                1,549

    6.15%, 8/1/22                                    2,850                3,022

San Antonio Electric & Gas, VRDN
(Currently 0.99%)                                    5,000                5,000

Texas A&M Univ.
    5.25%, 5/15/15                                   5,000                5,688

    5.25%, 5/15/16                                   5,000                5,655

    5.375%, 5/15/16                                  4,750                5,362

    5.375%, 5/15/18                                  2,570                2,881

Texas Dept. of Housing & Community Affairs,
6.40%, 1/1/27 (Prerefunded 1/1/07!)                  5,820                6,705

Univ. of Texas, Board of Regents, 5.25%,
8/15/17                                              2,925                3,385

Total Texas (Cost  $132,670)                                            144,085


VERMONT  0.4%

Vermont Ed. & Health Buildings Fin. Agency
  Fletcher Allen Healthcare
    6.15%, 9/1/13, VR, (FGIC Insured)                4,650                4,761

    6.25%, 9/1/23, VR, (FGIC Insured)                2,000                2,048

Total Vermont (Cost  $6,650)                                              6,809


VIRGINIA  3.0%

Chesapeake IDA, PCR, Virginia Electric & Power,
5.25%, 2/1/08                                        3,000                3,158

Fairfax County Water Auth.
    6.00%, 4/1/22                                    3,835                4,310

    6.00%, 4/1/22 (Prerefunded 4/1/07!)              3,815                4,396

Fredericksburg IDA, Medicorp Health System,
5.25%, 6/15/27                                       2,750                2,813

Greater Richmond Convention Center,
6.125%, 6/15/29                                      8,550                9,670

Henrico County Economic Dev. Auth.,
Bon Secours Health System,
5.75%, 11/15/30 (Tender 11/15/04)                   10,000               10,340

James City IDA Residential Care Facility,
Williamsburg Landing, 6.125%, 3/1/32                 2,000                2,058

Virginia Public School Auth., GO,
5.00%, 8/1/28                                        6,000                6,306

Virginia Resources Auth.
  Goochland County Water & Sewer
    Zero Coupon, 11/1/18                             1,540                  806

    Zero Coupon, 11/1/21                             1,590                  691

Virginia Transportation Board,
5.25%, 5/15/20                                       4,620                5,083

Total Virginia (Cost  $45,907)                                           49,631


WASHINGTON  5.0%

Chelan County Public Utility Dist. #1, Rock
Island Hydro, Zero Coupon, 6/1/18
(MBIA Insured)                                      10,100                5,248

King County Public Hosp., Valley Medical
Center, 5.75%, 9/1/20 (AMBAC Insured)               10,950               12,986

Port of Seattle, 5.50%, 2/1/26
(MBIA Insured)                                       6,000                6,583

Snohomish County Housing Auth., Millwood Estates,
5.50%, 6/1/29                                        3,750                3,842

Tacoma Solid Waste Utility
    5.50%, 12/1/17 (Prerefunded 12/1/07!)
    (AMBAC Insured)                                  2,420                2,775

    5.50%, 12/1/17 (AMBAC Insured)                  12,080               13,526

Washington, GO
    5.00%, 1/1/26 (AMBAC Insured)                   11,000               11,549

    5.70%, 10/1/15                                  14,000               16,630

    6.625%, 1/1/25                                   6,100                7,245

Washington Public Power Supply System,
5.25%, 7/1/16 (FSA Insured)                          3,000                3,326

Total Washington (Cost  $73,955)                                         83,710


WEST VIRGINIA  1.3%

Mason County PCR, Appalachian Power Company,
5.50%, 10/1/22                                       8,000                8,114

West Virginia Building Commission, GO,
5.375%, 7/1/18 (AMBAC Insured)                       2,915                3,366

West Virginia Hosp. Fin. Auth.
  Charleston Area Medical Center,
  5.75%, 9/1/13 (MBIA Insured)                       4,200                4,539

  Oak Hill Hosp., 6.75%, 9/1/22
  (Prerefunded 9/1/10!)                              5,000                6,293

Total West Virginia (Cost  $20,091)                                      22,312


WISCONSIN  1.4%

Manitowoc, 5.25%, 10/1/34 (FGIC Insured)             9,000                9,418

Wisconsin HEFA
  Froedert & Community Health
    5.625%, 10/1/14                                  1,000                1,107

    5.625%, 10/1/15                                  1,100                1,212

    5.625%, 10/1/17                                  3,725                4,053

  Thedacare, 5.50%, 12/15/16
  (MBIA Insured)                                     6,540                7,286

Total Wisconsin (Cost  $21,731)                                          23,076


WYOMING  0.6%

Wyoming CDA
    5.30%, 6/1/17                                    4,600                4,925

    5.70%, 12/1/35                                   5,175                5,454

Total Wyoming (Cost  $9,764)                                             10,379

U. S. VIRGIN ISLANDS  0.1%

Virgin Islands Public Fin. Auth.,
GO, 4.00%, 10/1/05                                   1,500                1,552

Total U. S. Virgin Islands (Cost  $1,546)                                 1,552

Total Investments in Securities

100.4% of Net Assets (Cost  $1,535,146)                              $1,679,911
                                                                     ----------

Futures Contracts
-------------------------------------------------------------------------------
($ 000s)
                                                  Contract          Unrealized
                                 Expiration          Value          Gain (Loss)
                               -------------  ---------------     -------------
Short, 100 U.S. Treasury
10 Year contracts,
$300 par of Austin Texas,
5.13% pledged as initial
margin                            3/04        $    (11,538)       $        (161)

Net payments (receipts)
of variation margin to date                                                 117

Variation margin receivable
(payable) on open futures
contracts                                                         $         (44)
                                                                  -------------


  (ss.)  Denominated in U.S. dollar unless otherwise noted

      *  In default with respect to payment of principal and interest

     ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at February 29, 2004.

      !  Used in determining portfolio maturity

  AMBAC  AMBAC Assurance Corp.

    CDA  Community Development Administration

    COP  Certificates of Participation

    EFA  Educational Facility Authority

   FGIC  Financial Guaranty Insurance Company

    FSA  Financial Security Assurance Inc.

     GO  General Obligation

   HEFA  Health & Educational Facility Authority

    HFA  Health Facility Authority

    HFC  Housing Finance Corp.

   HFFA  Health Facility Financing Authority

  HHEFA  Health & Higher Educational Facility Authority

    IDA  Industrial Development Authority/Agency

    IDB  Industrial Development Bond

   IDRB  Industrial Development Revenue Bond

   MBIA  MBIA Insurance Corp.

    PCR  Pollution Control Revenue

    RAA  Radian Asset Assurance Inc.

   STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

     VR  Variable Rate

   VRDN  Variable-Rate Demand Note

   XLCA  XL Capital Assurance Inc.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $1,535,146)         $  1,679,911

Other assets                                                        21,709

Total assets                                                     1,701,620

Liabilities

Total liabilities                                                   28,039

NET ASSETS                                                    $  1,673,581
                                                              ------------

Net Assets Consist of:

Undistributed net investment income (loss)                    $      2,437

Undistributed net realized gain (loss)                              (1,178)

Net unrealized gain (loss)                                         144,604

Paid-in-capital applicable to 163,925,748 shares of
$1.00 par value capital stock outstanding;
500,000,000 shares authorized                                    1,527,718

NET ASSETS                                                    $  1,673,581
                                                              ------------

NET ASSET VALUE PER SHARE

Tax-Free Income class
($1,508,850,232/147,799,143 shares outstanding)               $      10.21
                                                              ------------

Advisor Class
($164,730,879/16,126,605 shares outstanding)                  $      10.21
                                                              ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                          Year
                                                                         Ended
                                                                       2/29/04

Investment Income (Loss)

Interest income                                                     $   78,222

Expenses
  Investment management                                                  7,315

  Shareholder servicing
    Tax-Free Income class                                                  652

    Advisor Class                                                           71

  Custody and accounting                                                   236

  Distribution and service (12b-1) - Advisor Class                         187

  Registration                                                              96

  Prospectus and shareholder reports
    Tax-Free Income class                                                   56

    Advisor Class                                                           23

  Legal and audit                                                           22

  Directors                                                                 10

  Miscellaneous                                                             11

  Total expenses                                                         8,679

  Expenses paid indirectly                                                  (1)

  Net expenses                                                           8,678

Net investment income (loss)                                            69,544

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                             6,602

  Written options                                                           95

  Futures                                                                   98

  Net realized gain (loss)                                               6,795

Change in net unrealized gain (loss)
  Securities                                                            18,932

  Futures                                                                  (79)

  Change in net unrealized gain (loss)                                  18,853

Net realized and unrealized gain (loss)                                 25,648

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $   95,192
                                                                    ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                              Year
                                                             Ended
                                                           2/29/04      2/28/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                         $    69,544  $    70,062

  Net realized gain (loss)                                   6,795        3,207

  Change in net unrealized gain (loss)                      18,853       30,869

  Increase (decrease) in net assets from operations         95,192      104,138

Distributions to shareholders
  Net investment income
    Tax-Free Income class                                  (66,063)     (69,358)

    Advisor Class                                           (2,986)          (2)

  Decrease in net assets from distributions                (69,049)     (69,360)

Capital share transactions *
  Shares sold
    Tax-Free Income class                                  181,840      190,501

    Advisor Class                                          170,913          145

  Distributions reinvested
    Tax-Free Income class                                   44,495       46,518

    Advisor Class                                            2,986            2

  Shares redeemed
    Tax-Free Income class                                 (241,651)    (213,110)

    Advisor Class                                          (11,868)           -

  Increase (decrease) in net assets from
  capital share transactions                               146,715       24,056

Net Assets

Increase (decrease) during period                          172,858       58,834

Beginning of period                                      1,500,723    1,441,889

End of period                                          $ 1,673,581  $ 1,500,723
                                                       ------------------------

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                              Year
                                                             Ended
                                                           2/29/04      2/28/03

*Share information
    Shares sold
      Tax-Free Income class                                 18,141       19,343

      Advisor Class                                         17,004           14

    Distributions reinvested
      Tax-Free Income class                                  4,437        4,713

      Advisor Class                                            298            -

    Shares redeemed
      Tax-Free Income class                                (24,132)     (21,619)

      Advisor Class                                         (1,190)           -

    Increase (decrease) in shares outstanding               14,558        2,451

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Income, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities. The fund has two classes of shares:
Tax-Free Income (Tax-Free Income class), offered since October 26, 1976, and Tax-Free Income--Advisor Class (Advisor Class), offered since September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Class Accounting
The Advisor Class pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's outstanding shares.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended February 29, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received during the year ended February 29, 2004, were as follows:

--------------------------------------------------------------------------------
                                                 Number of
                                                 Contracts            Premiums

Outstanding at beginning of period                       -      $            -

Written                                                100              99,000

Expired                                               (100)            (99,000)

Outstanding at end of period                             -      $            -
                                                 ------------------------------

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $504,668,000 and $396,764,000, respectively, for the period ended February 29, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended February 29, 2004 totaled $69,049,000 and were characterized as tax-exempt income for tax purposes. At February 29, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
Unrealized appreciation                                     $      155,328,000

Unrealized depreciation                                            (10,251,000)

Net unrealized appreciation (depreciation)                         145,077,000

Undistributed tax-exempt income                                        786,000

Paid-in capital                                                  1,527,718,000

Net assets                                                  $    1,673,581,000
                                                            ------------------


For federal income tax purposes, market discount is recognized as income at the time of sale in the amount of the lesser of gain or scheduled amortization. Accordingly, at February 29, 2004, amortization of $1,651,000 that has been recognized as income for financial reporting purposes is treated as unrealized appreciation for tax purposes.

For the year ended February 29, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income. Results of operations and net assets were not affected by these reclassifications.


--------------------------------------------------------------------------------
Undistributed net investment income                         $         (708,000)

Undistributed net realized gain                                     (6,227,000)

Paid-in capital                                                      6,935,000



At February 29, 2004, the cost of investments for federal income tax purposes was $1,534,673,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At February 29, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $609,000.

The Advisor Class is also subject to a contractual expense limitation through June 30, 2004. During the limitation period, the manager is required to waive its management fee and reimburse the class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.90%. Through June 30, 2006, the class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation. For the year ended February 29, 2004, the Advisor Class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $547,000 for the year ended February 29, 2004, of which $47,000 was payable at period-end.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of
T. Rowe Price Tax-Free Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Free Income Fund, Inc. (the "Fund") at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
March 22, 2004

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 2/29/04
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

    o       $2,020,000 from short-term capital gains

    o $4,915,000 from long-term capital gains subject to the 15% rate gains category.

    o       $68,698,000 which qualified as exempt-interest dividends.

Information on Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the T. Rowe Price Tax-Free Income Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------
Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1945)                        Chief Executive Officer, The Rouse Company,
1983 (Tax-Exempt              real estate developers; Director, Mercantile
Money, Tax-Free               Bank (4/03 to present)
Short-Intermediate,
Tax-Free Income)
1984 (Tax-Free High Yield)
1992 (Tax-Free
Intermediate Bond)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
2001 (all tax-free funds)

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and
2001 (all tax-free funds)     Pacific Rim Mining Corp. (2/02 to present);
                              Chairman and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc.; Managing Director
2003 (all tax-free funds)     and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(1934)                        Inc., consulting environmental and civil engineers
1979 (Tax-Free Income)
1983 (Tax-Exempt Money,
Tax-Free Short-Intermediate)
1984 (Tax-Free High Yield)
1992 (Tax-Free
Intermediate Bond)

* Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc., a
(1946)                        real estate investment company; Senior Advisor
1992 (all tax-free funds)     and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

* Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected**
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

William T. Reynolds,CFA, CIC  Director and Vice President, T. Rowe Price
(1948)                        and T. Rowe Price Group, Inc.; Director,
1989 (Tax-Free High Yield)    T. Rowe Price Global Asset Management Limited
1990 (Tax-Free Income)
1991 (Tax-Exempt Money)
1994 (Tax-Free Short-
Intermediate, Tax-Free
Intermediate Bond)
[37]

James S. Riepe                Director and Vice President, T. Rowe Price;
(1943)                        Vice Chairman of the Board, Director, and
1983 (Tax-Exempt Money,       Vice President, T. Rowe Price Group, Inc.;
Tax-Free Short-               Chairman of the Board and Director, T. Rowe
Intermediate, Tax-Free        Price Global Asset Management Limited, T. Rowe
Income)                       Price Global Investment Services, Inc., T. Rowe
1984 (Tax-Free High Yield)    Price Retirement Plan Services, Inc., and
1992 (Tax-Free                T. Rowe Price Services, Inc.; Chairman of the
Intermediate Bond)            Board, Director, President, and Trust Officer,
[111]                         T. Rowe Price Trust Company; Director, T. Rowe
                              Price International, Inc.; Chairman of the Board
                              (all tax-free funds)

** Each inside director serves until retirement, resignation, or election of a successor.

Name
(Year of Birth)
Year Elected**
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

M. David Testa, CFA, CIC      Director and Vice President, T. Rowe Price and
(1944)                        T. Rowe Price Trust Company; Vice Chairman of
1997 (all tax-free funds)     the Board, Director, and Vice President, T. Rowe
[111]                         Price Group, Inc.; Chairman of the Board and
                              Director, T. Rowe Price International, Inc.;
                              Director, T. Rowe Price Global Asset Management
                              Limited and T. Rowe Price Global Investment
                              Services Limited

** Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, all tax-free funds      Price Group, Inc., and T. Rowe Price
                                        Trust Company

Steven G. Brooks, CFA  (1954)           Vice President, T. Rowe Price and
Vice President, Tax-Exempt Money Fund   T. Rowe Price Group, Inc.

Joseph A. Carrier, CPA (1960)           Vice President, T. Rowe Price, T. Rowe
Treasurer, all tax-free funds           Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Maria H. Condez (1962)                  Employee, T. Rowe Price
Assistant Vice President,
Tax-Exempt Money Fund

G. Richard Dent (1960)                  Vice President, T. Rowe Price and
Vice President, Tax-Exempt Money,       T. Rowe Price Group, Inc.
Tax-Free High Yield, and
Tax-Free Income Funds

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, all tax-free funds      Price Group, Inc., T. Rowe Price Trust
                                        Company, and T. Rowe Price
                                        International, Inc.

Gregory S. Golczewski (1966)            Vice President, T. Rowe Price and
Vice President, Tax-Exempt Money,       T. Rowe Price Trust Company
Tax-Free High Yield, Tax-Free Income,
Tax-Free Intermediate Bond, and
Tax-Free Short-Intermediate Funds

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Charles B. Hill (1961)
President, Tax-Free Intermediate Bond   Vice President, T. Rowe Price and
and Tax-Free Short-Intermediate Funds;  T. Rowe Price Group, Inc.
Vice President, Tax-Free High Yield
and Tax-Free Income Funds



Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, all tax-free funds      Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement
                                        Plan Services, Inc.

T. Dylan Jones (1971)                   Assistant Vice President, T. Rowe Price
Assistant Vice President,
Tax-Exempt Money Fund

Marcy M. Lash (1963)                    Vice President, T. Rowe Price and
Vice President, Tax-Exempt Money,       T. Rowe Price Group, Inc.
Tax-Free High Yield, Tax-Free Income,
and Tax-Free Short-Intermediate Funds

Alan D. Levenson (1958)                 Vice President, T. Rowe Price
Vice President, Tax-Exempt Money Fund   and T. Rowe Price Group, Inc.

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe
Secretary, all tax-free funds           Price and T. Rowe Price Investment
                                        Services, Inc.

Joseph K. Lynagh, CFA (1958)            Vice President, T. Rowe Price and
President, Tax-Exempt Money Fund        T. Rowe Price Group, Inc.

Konstantine B. Mallas (1963)            Vice President, T. Rowe Price and
Vice President, Tax-Free High Yield,    T. Rowe Price Group, Inc.
Tax-Free Income, Tax-Free
Intermediate Bond, and Tax-Free
Short-Intermediate Funds

James M. McDonald (1949)                Vice President, T. Rowe Price,
Vice President, Tax-Exempt Money Fund   T. Rowe Price Group, Inc., and
                                        T. Rowe Price Trust Company

Hugh D. McGuirk, CFA (1960)             Vice President, T. Rowe Price
Vice President, Tax-Free High Yield,    and T. Rowe Price Group, Inc.
Tax-Free Income, Tax-Free
Intermediate Bond, and Tax-Free
Short-Intermediate Funds

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Mary J. Miller, CFA (1955)              Vice President, T. Rowe Price and
President, Tax-Free High Yield and      T. Rowe Price Group, Inc.
Tax-Free Income Funds; Executive Vice
President, Tax-Free Intermediate Bond
Fund; Vice President, Tax-Exempt Money
and Tax-Free Short-Intermediate Funds

James M. Murphy, CFA (1967)             Vice President, T. Rowe Price and
Executive Vice President,               T. Rowe Price Group, Inc.; formerly
Tax-Free High Yield Fund                Portfolio Manager, Prudential
                                        Investments (to 2000)

Stephen P. Richter, CFA (1969)          Vice President, T. Rowe Price; formerly
Vice President, Tax-Free High Yield     Vice President, Euler ACI (to 2000)
and Tax-Free Income Funds

Timothy G. Taylor (1975)                Employee, T. Rowe Price
Assistant Vice President, Tax-Free
Intermediate Bond and Tax-Free
Short-Intermediate Funds

Edward A. Wiese, CFA (1959)             Vice President, T. Rowe Price, T. Rowe
Vice President, Tax-Exempt Money,       Price Group, Inc., and T. Rowe Price
Tax-Free Intermediate Bond, and         Trust Company; Director, Vice President,
Tax-Free Short-Intermediate Funds       and Chief Investment Officer,
                                        T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                             $13,110                $9,918
     Audit-Related Fees                       1,174                    --
     Tax Fees                                 3,655                 2,508
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Income Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     April 16, 2004